The transactions set forth below were approved by the Company’s Board of Directors on June 4, 2021 (Details)	Jun. 04, 2021 USD ($)
Note Sold In Exchange For Cash [Member]
Short-term Debt [Line Items]
[custom:PrincipalDue-0]	$ 1,165,000	[1]
Interest Receivable	46,108	[1]
[custom:Total-0]	1,211,108	[1]
Note Issued In Exchange For Defaulted Notes [Member]
Short-term Debt [Line Items]
[custom:PrincipalDue-0]	1,000,000	[2]
Interest Receivable	39,577	[2]
[custom:Total-0]	$ 1,039,577	[2]

[1]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[2]	The “Old Notes” were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued.